Description of the Company and Summary of Significant Accounting Policies - Consolidated Assets and Liabilities of Deferred Legal Entities (Q2) (Details) - USD ($) $ in Millions	Jul. 02, 2023	Jan. 01, 2023	Jul. 03, 2022	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 1,231	$ 1,231	$ 838	$ 740	$ 618	$ 752
Inventories	2,026	2,226		1,702
Prepaid expenses and other receivables	643	175		257
Total current assets	6,219	5,877		4,927
Property, plant and equipment, net (Notes 1 and 3)	1,832	1,820		1,827
Intangible assets, net		19,038		20,511
Goodwill (Notes 1 and 4)	9,081	9,185	$ 9,146	9,810	$ 10,326
Total assets	27,542	27,316		27,929
Accounts payable	2,354	1,829		1,827
Accrued liabilities	1,201	906		1,024
Accrued rebates, returns, and promotions	753	862
Total current liabilities	5,299	3,926		4,042
Other liabilities (Note 17)	593	727		756
Total liabilities	16,502	$ 7,295		$ 7,530
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	228
Trade receivables, less allowances for credit losses	91
Inventories	79
Prepaid expenses and other receivables	10
Total current assets	408
Property, plant and equipment, net (Notes 1 and 3)	126
Intangible assets, net	37
Goodwill (Notes 1 and 4)	249
Deferred taxes on income	34
Other assets	20
Total assets	874
Accounts payable	81
Accrued liabilities	80
Accrued rebates, returns, and promotions	98
Accrued taxes on income	23
Total current liabilities	282
Deferred taxes on income	4
Other liabilities (Note 17)	18
Total liabilities	$ 304